RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Long term loans - related party	$ 834,950	$ 914,771
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Long term loans - related party	831,155	914,771
Bequtiful Jade Ltd [Member]
Related Party Transaction [Line Items]
Long term loans - related party	$ 3,795